Note 28 - Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other payables [text block]
	2018	2017

Trade payables and accruals	2,510	2,939
Electricity accrual	4,054	5,827
Audit fee	239	231
Other payables	690	584
Financial liabilities	7,493	9,581
Production and management bonus accrual - Blanket Mine	—	789
Other employee benefits	669	552
Leave pay	1,889	1,738
Non-financial liabilities	2,558	3,079
Total	10,051	12,660